BIOLOGICAL ASSETS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Biological Assets [Abstract]
Current	$ 329,586	$ 302,710
Non-current	3,008,897	3,296,117
Total	$ 3,338,483	$ 3,598,827	$ 3,669,426